Asbestos - Summary of Changes in Asbestos Liability (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Insurance [Abstract]
Asbestos liability, Beginning balance	$ (1,693.7)	(1,625.4)
Asbestos claims paid	131.0	140.4
AICF claims-handling costs incurred	2.5	2.7
Change in actuarial estimate	(340.3)	(369.1)	(163.0)	(67.8)
Change in claims-handling cost estimate	0.9	1.0	5.9	8.4
Effect of foreign exchange	193.4
Asbestos liability, Ending balance	$ (1,706.2)	(1,850.4)	$ (1,693.7)
Exchange rate, Beginning balance	0.9597	0.9597
Asbestos claims paid, Exchange rate	1.0716	1.0716
AICF claims-handling costs incurred, Exchange rate	1.0716	1.0716
Change in actuarial estimate, Exchange rate	1.0845	1.0845
Change in claims-handling cost estimate, Exchange rate	1.0845	1.0845
Exchange rate, Ending balance	1.0845	1.0845	0.9597